Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2015 $ / shares
Private Placement [Member]
Issuance of private placement units, price per units	$ 6.00
Private Placement One [Member]
Issuance of private placement units, price per units	$ 18.00